Consolidated statements of comprehensive income (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive income (CHF million)
Net income	1,685	2,790	5,920
Gains/(losses) on cash flow hedges	37	(33)	8
Foreign currency translation	(1,114)	(263)	(3,579)
Unrealized gains/(losses) on securities	(15)	(18)	7
Actuarial gains/(losses)	(50)	(615)	(245)
Net prior service cost	248	395	13
Other comprehensive income/(loss), net of tax	(894)	(534)	(3,796)
Comprehensive income/(loss)	791	2,256	2,124
Comprehensive income/(loss) attributable to noncontrolling interests	211	882	78
Comprehensive income/(loss) attributable to shareholders	580	1,374	2,046
Bank
Comprehensive income (CHF million)
Net income	1,495	2,042	5,210
Gains/(losses) on cash flow hedges	7	(32)	22
Foreign currency translation	(1,233)	(293)	(3,607)
Unrealized gains/(losses) on securities	(43)	(3)	13
Actuarial gains/(losses)	58	142	(111)
Net prior service cost	(1)	(1)	(1)
Other comprehensive income/(loss), net of tax	(1,212)	(187)	(3,684)
Comprehensive income/(loss)	283	1,855	1,526
Comprehensive income/(loss) attributable to noncontrolling interests	(811)	940	(432)
Comprehensive income/(loss) attributable to shareholders	1,094	915	1,958